UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Related party liability	$ 23,829	$ 23,698
Preferred shares authorized (in shares)	25,000,000	25,000,000
Preferred shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred shares issued (in shares)	0	0
Preferred shares outstanding (in shares)	0	0
Related Party
Related party liability	$ 4,901	$ 5,856
Class A Ordinary Shares
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares authorized (in shares)	1,000,000,000	1,000,000,000
Ordinary shares outstanding (in shares)	110,451,097	101,228,857
Class B Ordinary Shares
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares authorized (in shares)	100,000,000	100,000,000
Ordinary shares outstanding (in shares)	12,053,331	20,847,553